Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

December 21, 2018

VIA EDGAR TRANSMISSION

Mr. Raymond A. Be
Mr. Jeffrey W. Long
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Tidal ETF Trust (the “Fund”)
Registration Statement on Form N-1A
File Nos. 333-227298, 811-23377

Dear Messrs. Be and Long:

This correspondence responds to comments the Trust received from the staff of the U.S. Securities and Exchange Commission (the “Staff” of the “Commission”) with respect to the Trust’s Registration Statement on Form N-1A. For your convenience, the comments have been reproduced with responses following each comment. Capitalized terms not otherwise defined have the same meaning as in the registration statement.

GENERAL

Comment 1
Portions of the registration statement are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response:	The Trust acknowledges that the Staff may have additional comments after the currently incomplete sections are completed in a pre-effective amendment.

Comment 2
Please supplementally confirm that FINRA has issued a statement expressing no objections to the proposed underwriting terms and arrangements for the transactions described in the registration statement, including the amount of compensation to be allowed or paid to the underwriters and any other arrangements among the Fund, the underwriters, and other broker dealers participating in the distribution.

Response:
FINRA has not reviewed or approved the proposed terms, compensation, and other considerations of the Fund’s underwriting arrangements because the Fund is an open-end exchange-traded fund (“ETF”) to which such reviews or approvals do not apply. The Trust does not believe that FINRA conducts such reviews for the distribution of open-end ETFs because there is no initial “underwriting” for an open-end fund, as opposed to a closed-end fund or stock offering.

Comment 3
We note that you have submitted an exemptive application to operate the Fund as an exchange traded fund. Please note that it is inappropriate to accelerate the registration statement before the exemptive relief is granted.

Response:	The Commission issued the above-referenced exemptive order on December 3, 2018 (SEC Release No. IC-33313).

Prospectus
Cover Page
Comment 4
We have become aware of mutual funds and ETFs that intend to operate in such a manner that they could be deemed to be holding themselves out as the equivalent of a money market fund. We note that paragraph (b)(1) of Rule 2a-7 provides in relevant part that:

It shall be an untrue statement of material fact within the meaning of section 34(b) of the [Investment Company Act of 1940] for a registered investment company . . . to hold itself out to investors as a money market fund or the equivalent of a money market fund, unless such registered investment company complies with this section. (emphasis added)
Please discuss the specific ways in which the Fund’s investment activities will differ from those described in Rule 2a-7.
The Fund’s ticker symbol is “AATM.” The staff is concerned this ticker could be misleading and imply the Fund is similar to or the equivalent of a cash investment.  Please explain to us why this ticker is not misleading or revise it.
Response:
Unlike a money market fund, the Fund is not subject to the risk-limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 with respect to portfolio maturity, quality, diversification, and liquidity. The Fund’s investments are expected to differ from the criteria of Rule 2a-7 in that the Fund may invest in instruments maturing in more than 397 days, may have a weighted average maturity in excess of 60 days, may invest more than 5% of its assets in a single issuer, may invest up to 15% in illiquid assets, and may invest in repurchase agreements collateralized by instruments other than other than cash and government securities, among other ways.

The Fund’s ticker symbol has been changed to “AWTM”.

Prospectus Summary
Comment 5
The disclosure states the Fund will invest principally in other funds. If the Fund anticipates that Acquired Fund Fees & Expenses will exceed 0.01 percent, insert a separate line item to the fee table disclosing an estimate of these expenses.

Response:
As stated under “Principal Investment Strategies,” the Fund seeks to achieve its investment objective primarily by investing in U.S.-dollar denominated investment-grade fixed- and floating-rate bonds, debt securities, and other instruments with an overall effective duration of less than one year under normal circumstances. Additionally, the Fund may invest in ETFs that primarily invest in debt instruments.as part of the Fund’s principal investment strategies. The Trust does not anticipate that Acquired Fund Fees & Expenses from investments in such ETFs or other investment companies will exceed 0.01 percent. Accordingly, no changes have been made in response to this comment.

Comment 6
On page 2, under “Principal Investment Strategies,” briefly explain duration.  For example, explain the expected effect of a 1% increase in interest rates on a security with a duration of “one” or “less than one.”

Response:	The following disclosure has been added to the above-referenced section:
For example, if a portfolio has a duration of one year, and interest rates increase (fall) by 2%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore, the Fund’s exposure to changes in interest rates.

Comment 7
On page 2, under “Principal Investment Strategies,” the Fund notes it will invest in emerging markets. At an appropriate location in the registration statement, disclose how the Fund determines what constitutes an emerging market.

Response:
The Trust notes that the Fund does not have any investment limitations linked to investments in emerging market securities, and the Adviser and Sub-Adviser may consider a variety of factors, such as credit ratings on a country’s sovereign debt, that may change over time in their consideration of which countries are emerging markets. Because the Fund is not limited in its exposure to emerging markets, the Trust respectfully declines to add a definition of emerging markets to the registration statement.

Principal Risks of Investing in the Fund
Comment 8
The disclosure states the Fund will purchase securities on a when-issued, delayed delivery, or forward commitment basis. The disclosure also states the Fund will invest in commercial paper. Please include disclosure about these instruments in the principal strategies section and Item 9 if they are principal investments of the Fund. Otherwise, please move the disclosure to “Additional strategies and risks” or the Statement of Additional Information (“SAI”).

Response:	The following language has been added under “Principal Risks of Investing in the Fund” in Item 9 with a summary in “Principal Risks of Investing in the Fund” in Item 4:
Commercial Paper Risk. The value of the Fund’s investments in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates. As with other debt securities, there is a risk that the issuer of commercial paper will default completely on its obligations. Commercial paper is generally unsecured and, thus, is subject to increased credit risk. The Fund may have limited or no recourse against the issuer of commercial paper in the event of default.
When-Issued, Delayed Delivery, and Forward Commitment Risks. To ensure the availability of suitable securities for its portfolio, the Fund may purchase when-issued or delayed delivery securities. When-issued and delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future to secure a price and yield to the Fund at the time of entering into the transaction. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets sufficient to meet the purchase price or enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued, delayed delivery, or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed delivery, or forward commitment basis with the intention of actually acquiring securities for its portfolio, it may dispose of a when-issued or delayed delivery security or forward commitment prior to settlement if the Sub-Adviser deems it appropriate to do so.
Comment 9	On page 3, under “Cash Redemption Risk,” disclose the situations in which the fund’s strategy would require it to redeem creation units in cash.
Response:
The following disclosure has been added under “Cash Redemption Risk”: “For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement).”

Investment Objective
Comment 10	On page 9, under “Investment Objective,” define the number of days for which shareholders will receive “reasonable written notice” before a change to the Fund’s investment objective.
Response:	The Trust has revised the above-referenced disclosure to provide shareholders with 60 days’ written notice of a change to the Fund’s investment objective.

Principal Investment Strategies
Comment 11
On page 9, under “Principal Investment Strategies,” the disclosure is disorganized and does not convey the principal strategies of the Fund as required by Item 9. Revise the disclosure to describe how the Fund intends to meet its investment objective. Describe the Fund’s principal investment strategies, including the particular type or types of securities in which the Fund principally invests or will invest. See Item 9(b)(1) of Form N-1A.

Response:
The following sentence has been added to the beginning of the above-referenced section: “The following information is in addition to, and should be read along with, the description of the Fund’s principal investment strategies in the section titled ‘Fund Summary—Principal Investment Strategies’ above.” The Trust believes that the disclosure under Item 4 fully conveys how the Fund intends to achieve its investment objective by disclosing the Fund’s principal investment strategies, including the types of securities in which the Fund will principally invest, other than the information contained in Item 9. The Trust further notes that General Instruction C.3(a) for Form N-1A states that “Information that is included in response to Items 2 through 8 need not be repeated elsewhere in the prospectus.” Because the Trust believes that repeating the principal strategies of the Fund in Item 9 would be duplicative and the current disclosure is organized to provide additional information about certain types of investments already summarized in Item 4, the Trust respectfully declines to further revise Item 9.

MBS Risk
Comment 12	On page 16, under “MBS Risk,” the disclosure in the third paragraph states mortgage delinquencies have increased recently. Please supplementally explain the basis for this statement.
Response:	The above-referenced paragraph has been revised to read as follows:
The mortgage market in the United States has experienced and may in the future experience difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) may increase and real-estate values may decline due to such difficulties, which may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities and the Fund.

Comment 13	On page 19, explain in more detail how “Credit Linked Notes” operate.
Response:	The section entitled “Structured Investment Risk” has been deleted from the Prospectus, and the following disclosure has been added to the SAI with respect to the Fund’s non-principal investments:

Structured Notes. Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To cover structured notes, the Fund, to the extent required by the SEC, will designate assets to cover its obligations with respect to such instruments.

Portfolio Managers
Comment 14	Confirm that the biography of Ian C. Carroll covers his business experience for the past 5 years.
Response	The Trust so confirms.

Management
Comment 15
On page 19, the disclosure states the Sub-Adviser has entered into an agreement with the Adviser, under which the Sub-Adviser assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, in exchange for a fee paid to the Adviser. Please clarify this payment relationship and explain the expenses that each of the Adviser and Sub-adviser will be responsible.

Response:
The Trust notes that the Fund will pay the Adviser a management fee of 0.23% of the Fund’s average daily net assets, and the Adviser will pay the Sub-Adviser a sub-advisory fee of 0.21% of the Fund’s average daily net assets for providing sub-advisory services and for agreeing to pay all expenses incurred by the Fund except Excluded Expenses. To clarify this relationship, the second paragraph under “Investment Sub-Adviser” in the Prospectus has been revised to read as follows:

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC, the Fund’s administrator and an affiliate of the Adviser. See the section of the SAI entitled “Administrator” for additional information about the Fund’s administrator.

Taxes on Distributions
Comment 16
On page 22, under “Dividends and Distributions,” the disclosure states the Fund intends to pay dividends and interest income monthly. However, on page 23, in the first paragraph under “Taxes on Distributions,” the disclosure states that the Fund intends to distribute net investment income “at least annually.” Although these two terms are not inconsistent, consider conforming the disclosures for clarity.

Response:
The first sentence under “Taxes on Distributions” has been replaced with the following: “The Fund generally declares and distributes net investment income, if any, at least monthly. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.”

Statement of Additional Information
Temporary Strategies
Comment 17
On page 31, under “Temporary Strategies,” the disclosure lists investments in which the Fund may take temporary defensive positions. These investments are substantially identical to the Fund’s principal strategies.  Briefly explain the differences.

Response
Although the types of securities in which the Fund may take temporary defensive positions overlap with those used as part of the Fund’s principal investment strategies, the character of those instruments under a temporary defensive position is expected to be different than under the Fund’s principal investment strategy. The following sentence has been added as the penultimate sentence to the above-referenced section: “Securities held by the Fund for temporary defensive purposes may differ in duration, maturity, credit quality, or other attributes relative to those generally held by the Fund as part of its principal investment strategies.”

Investment Restrictions
Comment 18
On page 31, regarding the Fund’s concentration policy, please note that a fund and its adviser may not ignore the investments of affiliated and unaffiliated underlying investment companies when determining whether the fund is in compliance with its concentration policies. Please add disclosure to clarify that the fund will consider the investments of its underlying investment companies when determining the fund’s compliance with its concentration policies.

Response:	The following disclosure has been added under “Investment Restrictions”:
In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries.

Comment 19
In addition, please note that the Fund should look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a nongovernmental entity in order to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its concentration policies.

Response:
The following disclosure has been added under “Investment Restrictions”: “Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the user or use of private activity municipal bonds to determine their industry.”

Compensation
Comment 20
On page 38, under “Compensation,” disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts (e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed). See Instr. 3 to Item 20(b).

Response:	The above-referenced section has been revised to read as follows:

Compensation

The Fund’s portfolio managers each receive a fixed base salary and a discretionary bonus that is based in part on the Fund’s pre-tax performance and the profitability of the Sub-Adviser. Each portfolio manager’s discretionary bonus is based in part on the pre-tax performance over 1‑, 3‑, and 5‑year and since inception periods (as applicable based on the life of the account, including the Fund) of a composite of accounts managed by the portfolio manager with the same strategy (the “Composite Accounts”) relative to (i) the applicable benchmark for the Composite Accounts (in the case of the Fund’s strategy, the ICE BofAML US 3-Month Treasury Bill Index), (ii) the performance of a peer group of funds with a strategy similar to that of the Composite Accounts, and (iii) the risk-adjusted performance of the Composite Accounts relative to the risk-adjusted performance of a peer group of funds with a strategy similar to that of the Composite Accounts.

Part C: Other Information
Signatures
Comment 21
On page 4, confirm that the registration statement has been signed by the principal executive officer, the principal financial officer, and its comptroller or principal accounting officer.  See Securities Act of 1933 Section 6.

Response
The Trust confirms that the registration statement was signed by the principal executive officer, the principal financial officer, and its comptroller or principal accounting officer and that Pre-Effective Amendment No. 1 to the Trust’s registration statement will be signed by the principal executive officer, the principal financial officer, and its comptroller or principal accounting officer.

Financial Statements
Comment 22
Please supplementally discuss the structure of the agreements between the Fund’s service provider(s) (e.g., custodian, transfer agent, and administrator) and the Trust with respect to compensation of the Fund’s service providers, as well as how such agreements would operate in the event that the Adviser (or another source other than the Fund) did not pay such compensation.

Response
Like nearly all registered investment companies, the Fund’s service provider agreements are generally between the service provider and the Trust, on behalf of the Fund. Such agreements specify the amount of compensation to which the service provider is entitled for services provided to the Fund. The Trust, on behalf of the Fund, has also entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser is obligated to pay all expenses of the Fund (subject to certain exceptions described in the agreement) in exchange for a single management fee received from the Fund – typically referred to as a “unitary” fee structure and utilized by a significant number of open-end ETFs.

The Fund's service provider agreements are generally between the service provider and the Trust, on behalf of the Fund, and the Adviser is a party to such agreements with respect to the provisions related to the compensation to be paid by the Adviser to such service provider. Such agreements specify the amount of compensation to which the service provider is entitled for services provided to the Fund. The Trust, on behalf of the Fund, has also entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser is obligated to pay all expenses of the Fund (subject to certain exceptions described in the agreement) in exchange for a single management fee received from the Fund – typically referred to as a "unitary" fee structure and utilized by a significant number of open-end ETFs. Pursuant to the service provider agreements, in the event that the Adviser did not pay the compensation to which a service provider was entitled, the Trust believes that the service provider agreements permit the service provider to pursue payment only from the Adviser and not from any applicable series of the Trust.

Comment 23	Please include a note to the financial statements with respect to the organizational and offering costs related to the Trust and Fund and state whether such costs are subject to recoupment.
Response	The following disclosure has been added to “Note 1 – Organization and Significant Accounting Policies” to the financial statements:
Organizational and Offering Costs
All organizational and offering costs for the Trust and the Fund will be borne by the Adviser (defined below). The Trust and the Fund do not have an obligation to reimburse the Adviser for organization and offering costs paid on their behalf.

* * *

If you have any questions regarding the above responses, please contact Michael Barolsky at U.S. Bank Global Fund Services, the Trust’s sub-administrator, at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,
/s/ Eric W. Falkeis
Eric W. Falkeis
Trustee, Chairman, and Secretary
Tidal ETF Trust